SUPPLEMENT DATED OCTOBER 13, 2026
TO
PROSPECTUS AND UPDATING SUMMARY PROSPECTUS EACH DATED JUNE  30, 2026
FOR EXECUTIVE VARIABLE UNIVERAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

Effective November 1, 2026, Appendix A is updated as follows:

The Current Expenses number for Invesco V.I. American Value Fund Series II 1.01%.1

1 The Fund’s current expenses are subject to a temporary expense reimbursement and/or fee waiver. Please refer to the Fund’s prospectus for more information.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE